Commitment (Tables)	12 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease commitment
Office Rental	For the year ended March 31,
2022	$76,376
2023	76,376
2024	76,376
2025	76,376
2026	76,376
Thereafter	133,658
Total	$515,538